UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2011

Capital Appreciation Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 3.2%
Precision Castparts Corp.	3,760	$553,392
United Technologies Corp.	43,730	3,701,745

		$4,255,137

Alcoholic Beverages - 1.3%
Diageo PLC	88,109	$1,674,931

Apparel Manufacturers - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	8,586	$1,359,174
NIKE, Inc., “B”	27,100	2,051,470

		$3,410,644

Automotive - 0.7%
Johnson Controls, Inc.	22,350	$929,090

Broadcasting - 0.4%
Omnicom Group, Inc.	10,360	$508,262

Brokerage & Asset Managers - 4.2%
Charles Schwab Corp.	81,080	$1,461,872
CME Group, Inc.	5,400	1,628,370
Franklin Resources, Inc.	19,050	2,382,774

		$5,473,016

Business Services - 10.0%
Accenture Ltd., “A”	79,590	$4,375,062
Automatic Data Processing, Inc.	7,820	401,244
Dun & Bradstreet Corp.	35,500	2,848,520
MSCI, Inc., “A” (a)	69,020	2,541,316
Verisk Analytics, Inc., “A” (a)	71,810	2,352,496
Western Union Co.	30,400	631,408

		$13,150,046

Cable TV - 1.5%
DIRECTV, “A” (a)	41,160	$1,926,288

Chemicals - 0.8%
Monsanto Co.	14,290	$1,032,595

Computer Software - 6.5%
Autodesk, Inc. (a)	27,960	$1,233,316
Check Point Software Technologies
Ltd. (a)	26,840	1,370,182
Oracle Corp.	178,370	5,952,207

		$8,555,705

Computer Software - Systems - 10.2%
Apple, Inc. (a)	13,270	$4,623,932
EMC Corp. (a)	85,470	2,269,229
Hewlett-Packard Co.	48,990	2,007,120
International Business Machines
Corp.	27,340	4,458,334

		$13,358,615

Consumer Products - 5.8%
Church & Dwight Co., Inc.	21,330	$1,692,322
Colgate-Palmolive Co.	42,600	3,440,376
Procter & Gamble Co.	39,720	2,446,752

		$7,579,450

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 5.4%
Danaher Corp.	111,260	$5,774,394
Sensata Technologies Holding B.V. (a)	20,000	694,600
W.W. Grainger, Inc.	4,270	587,894

		$7,056,888

Electronics - 4.8%
ASML Holding N.V.	9,000	$400,500
Microchip Technology, Inc.	72,330	2,749,263
Samsung Electronics Co. Ltd., GDR	1,655	705,196
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,906	2,471,395

		$6,326,354

Energy - Integrated - 2.8%
Chevron Corp.	11,990	$1,288,086
Exxon Mobil Corp.	18,430	1,550,516
Hess Corp.	10,060	857,213

		$3,695,815

Food & Beverages - 4.1%
Groupe Danone	29,743	$1,942,985
Mead Johnson Nutrition Co., “A”	10,990	636,651
PepsiCo, Inc.	43,370	2,793,462

		$5,373,098

Food & Drug Stores - 0.9%
CVS Caremark Corp.	34,399	$1,180,574

General Merchandise - 3.0%
Kohl’s Corp.	34,270	$1,817,681
Target Corp.	43,890	2,194,939

		$4,012,620

Internet - 2.4%
eBay, Inc. (a)	25,340	$786,554
Google, Inc., “A” (a)	4,130	2,421,047

		$3,207,601

Major Banks - 1.7%
Bank of New York Mellon Corp.	42,344	$1,264,815
State Street Corp.	20,770	933,404

		$2,198,219

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	14,670	$823,867
Patterson Cos., Inc.	50,780	1,634,608
VCA Antech, Inc. (a)	16,350	411,693

		$2,870,168

Medical Equipment - 7.7%
Becton, Dickinson & Co.	19,960	$1,589,215
DENTSPLY International, Inc.	67,050	2,480,180
Medtronic, Inc.	23,210	913,314
St. Jude Medical, Inc.	15,350	786,841
Synthes, Inc.	8,899	1,203,327
Thermo Fisher Scientific, Inc. (a)	37,090	2,060,350
Waters Corp. (a)	11,970	1,040,193

		$10,073,420

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.9%
BHP Billiton Ltd., ADR	12,100	$1,160,148

Network & Telecom - 2.2%
Cisco Systems, Inc.	169,630	$2,909,155

Oil Services - 5.0%
National Oilwell Varco, Inc.	32,570	$2,581,824
Schlumberger Ltd.	43,380	4,045,619

		$6,627,443

Other Banks & Diversified Financials - 3.3%
MasterCard, Inc., “A”	5,870	$1,477,596
Visa, Inc., “A”	38,860	2,860,873

		$4,338,469

Pharmaceuticals - 2.8%
Abbott Laboratories	22,350	$1,096,268
Allergan, Inc.	11,470	814,599
Johnson & Johnson	28,910	1,712,918

		$3,623,785

Specialty Chemicals - 1.6%
Praxair, Inc.	20,820	$2,115,312

Specialty Stores - 0.7%
Staples, Inc.	45,050	$874,871

Total Common Stocks		$129,497,719

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset
Value	1,533,761	$1,533,761

Total Investments		$131,031,480

OTHER ASSETS, LESS LIABILITIES - 0.1%		93,274

NET ASSETS - 100.0%		$131,124,754

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$129,497,719	$—	$—	$129,497,719
Mutual Funds	1,533,761	—	—	1,533,761

Total Investments	$131,031,480	$—	$—	$131,031,480

For further information regarding security characteristics, see the Portfolio of Investments.

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,555,872	3,176,057	(3,198,168)	1,533,761

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$673	$1,533,761

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.